11. FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	1,013,102	529,785	237,395
Total	1,013,102
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities
Total
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments
Total
Derivative liabilities	1,013,102
Total	$ 1,013,102	$ 529,785